As filed with the Securities and Exchange Commission on November 23, 2004

                                             1933 Act Registration No. 333-66181
                                             1940 Act Registration No. 811-09079

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [  X  ]
                                                           -----

      Pre-Effective Amendment No. _____   [       ]
                                           -------

      Post-Effective Amendment No.   14         [  X  ]
                                    ------       -----

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [  X  ]
                                                                 -----

      Amendment No.   15
                    ------

                        (Check appropriate box or boxes)

                         MORGAN KEEGAN SELECT FUND, INC.
               (Exact name of registrant as specified in charter)
                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (901) 524-4100

                              ALLEN B. MORGAN, JR.
                               Morgan Keegan Tower
                            Memphis, Tennessee 38103
                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box):

/_/  Immediately upon filing pursuant to paragraph (b)
/X/  On December 23, 2004 pursuant to paragraph (b)
/_/  60 days after filing pursuant to paragraph (a)(1)
/_/  On ___________ pursuant to paragraph (a)(1)
/_/  75 days after filing pursuant to paragraph (a)(2)
/_/  On ___________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         Morgan Keegan Select Fund, Inc.

                       Contents of Registration Statement



This Registration Statement consists of the following papers and documents.

      Cover Sheet

      Contents of Registration Statement

      Part A - Prospectus - incorporated by reference to Post Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 10, 2004, Edgar Accession Number 0000898432-04-000715

      Part B - Statement of Additional Information - incorporated by reference to Post Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 10, 2004, Edgar Accession Number 0000898432-04-000715

      Part C - Other Information - incorporated by reference to Post Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 10, 2004, Edgar Accession Number 0000898432-04-000715

      Signature Page



      The sole purpose of this filing is to delay the effective date for the Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 10, 2004 to December 23, 2004.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant, Morgan Keegan Select Fund, Inc., certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A ("Post-Effective Amendment") under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia, on the 23rd day of November, 2004.

                              MORGAN KEEGAN SELECT FUND, INC.


                              By:  /s/ Carter E. Anthony *
                                   -------------------------------
                                  Carter E. Anthony, President


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                              TITLE                         DATE
---------                              -----                         ----

/s/ Carter E. Anthony*               President                 November 23, 2004
----------------------               (Chief Executive
Carter E. Anthony                    Officer)



/s/ Allen B. Morgan, Jr.*            Director                  November 23, 2004
-------------------------
Allen B. Morgan, Jr.



/s/ Joseph C. Weller*                Vice President and        November 23, 2004
---------------------                Treasurer (Chief
Joseph C. Weller                     Financial Officer)



/s/ William Jefferies Mann*          Director                  November 23, 2004
---------------------------
William Jefferies Mann



/s/ James Stillman R. McFadden*      Director                  November 23, 2004
-------------------------------
James Stillman R. McFadden

SIGNATURE                              TITLE                         DATE
---------                              -----                         ----

/s/ Archie W. Willis III*            Director                  November 23, 2004
-------------------------
Archie W. Willis III



/s/ Mary S. Stone *                  Director                  November 23, 2004
-------------------
Mary S. Stone



/s/ W. Randall Pittman*              Director                  November 23, 2004
-----------------------
W. Randall Pittman



/s/ J. Kenneth Alderman*             Director                  November 23, 2004
------------------------
J. Kenneth Alderman


* Signed by Arthur J. Brown, Attorney-in-Fact, pursuant to Powers of Attorney filed on September 10, 2004, October 29, 2003, October 28, 2002 and October 26, 2001.